Post-Employment Benefits - Summary of Asset Allocation by Asset Type and Geography (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 4,428	kr 3,026
Equity securities	10,422	8,870
Debt securities	39,138	40,975
Real estate	4,725	4,423
Investment funds	3,649	4,251
Assets held by insurance company	1,200	1,125
Other	1,377	1,815
Fair value of plan assets	kr 64,939	kr 64,485
Investment funds [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	66.00%	65.00%
Real estate occupied [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	kr 0	kr 0
Securitites issued [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0	0
Sweden [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	3,124	1,819
Equity securities	4,079	3,983
Debt securities	8,663	8,791
Real estate	4,269	4,093
Investment funds	1,803	2,270
Fair value of plan assets	21,938	20,956
Sweden [member] | Real estate occupied [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0	0
Sweden [member] | Securitites issued [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0	0
US [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	382	414
Equity securities	795	692
Debt securities	17,650	18,286
Investment funds	1,478	1,505
Other	97	648
Fair value of plan assets	20,402	21,545
US [member] | Real estate occupied [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0	0
US [member] | Securitites issued [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0	0
UNITED KINGDOM
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	834	420
Equity securities	3,116	2,526
Debt securities	9,331	10,010
Real estate	244	132
Investment funds	160	270
Other	914	703
Fair value of plan assets	14,599	14,061
UNITED KINGDOM | Real estate occupied [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0	0
UNITED KINGDOM | Securitites issued [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0	0
Other Countries [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	88	373
Equity securities	2,432	1,669
Debt securities	3,494	3,888
Real estate	212	198
Investment funds	208	206
Assets held by insurance company	1,200	1,125
Other	366	464
Fair value of plan assets	8,000	7,923
Other Countries [member] | Real estate occupied [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0	0
Other Countries [member] | Securitites issued [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	kr 0	kr 0
Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	0.00%	14.00%
Equity securities [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	16.00%	19.00%
Debt securities [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	68.00%	70.00%
Real estate [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	100.00%	100.00%
Assets held by insurance company [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	100.00%	100.00%
Other [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	41.00%	69.00%